Income Tax - Major Components of Income Tax Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax:
Current income tax charge	$ 4,068	$ 4,785	$ (681)
Previously unrecognized tax loss used to reduce current income tax	(128)	(1,066)	(21)
Adjustments for current income tax of prior years	1	348	77
Total current income tax	3,941	4,067	(625)
Deferred tax expenses/(benefits):
Relating to origination and reversal of temporary differences	243	1,210	1,135
Income tax expense reported in the income statement	3,886	5,140	510
Previously unrecognized tax loss used to reduce deferred tax expenses	(298)	(137)
Total deferred tax expenses/(benefits)	(55)	1,073	1,135
Deferred tax related to items recognized in other comprehensive income during the year:
Change in fair value of equity instrument, Recognized during the year	(84)	(16)	(20)
Net loss on actuarial gains and losses, Recognized during the year	(82)	(154)
Income tax benefits charged to other comprehensive (loss) income	$ (166)	$ (170)	$ (20)